Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities
Significant components of Accounts payable and accrued liabilities

	2011	2010
	(Dollars in Millions)
Programming costs	$2,006	$1,751
Accounts payable	1,195	1,224
Payroll and employee benefits	307	272
Other	702	679
Total accounts payable and accrued liabilities	$4,210	$3,926